Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes (Textual)
Corporate income tax rate	25.00%	25.00%	25.00%
Estimated tax savings preferred tax rates	$ 266,125	$ 196,303	$ 369,478
Per share effect of the tax exemption	$ 0.01	$ 0.01	$ 0.02
Deferred tax assets	$ 296,535	$ 89,015
Increases in valuation allowance	$ 283,160	$ 295,000
VAT rate	17.00%
Percentage of taxable income	10.00%	10.00%	10.00%
R&D expense approved by local tax authority deducted from tax income	100.00%
Percentage of exemption income of construction materials from income tax			10
Beijing REIT [Member]
Taxes (Textual)
Favorable income tax rate	15.00%